Senior Notes payable and letter of credit facilities (Details) - Unsecured Debt - 7% Senior Unsecured Notes - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2015
Debt Instrument [Line Items]
Debt issued	$ 115.0		$ 115.0
Interest rate	7.00%		7.00%
Debt Issuance Costs, Net	$ 0.7
Debt instrument, fair value disclosure	$ 117.8	$ 121.7